SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	$ 1,700,173	$ 2,212,579	$ 1,207,686
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	1,543,979	1,806,732	1,207,686
Dogness Technology [Member]
Related Party Transaction [Line Items]
Total	$ 156,194	$ 405,847